MERRILL LYNCH
MULTI-STATE
LIMITED MATURITY
MUNICIPAL
SERIES TRUST



FUND LOGO



Annual Report

July 31, 2000




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Merrill Lynch Multi-State
Limited Maturity
Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper




TO OUR SHAREHOLDERS

The Municipal Market Environment
During the six months ended July 31, 2000, US domestic economic growth remained robust. After growing at a 4.2% annual rate in 1999, US domestic economic growth expanded at a 4.8% rate during the first quarter of 2000 and a 5.2% rate during the second quarter. However, despite these significant growth rates and the lowest unemployment rates since 1970, few price measure indicators have shown any meaningful signs of future price pressures at the consumer level. With few signs of any economic slowdown, the Federal Reserve Board continued to raise short-term interest rates in February, March and May 2000. The Federal Reserve Board cited both the continued growth of US employment and the continued strength of US equity markets as reasons for attempting to moderate US economic growth before inflationary price pressures can occur.

However, since then, fixed-income markets have largely ignored strong economic fundamentals and have concentrated on very positive technical supply factors. Declining bond issuance - both current, and more importantly, expected future issuance - helped push bond yields lower into mid-April 2000. In late January and early February 2000, the US Treasury announced its intention to reduce the amounts to be auctioned in quarterly Treasury note and bond auctions. Furthermore, budgetary surpluses allowed the US Treasury to repurchase outstanding, higher-couponed Treasury issues, primarily in the 15-year and longer maturity sector. Both of these actions resulted in a significant reduction in the outstanding supply of longer-dated maturity US Treasury debt. Domestic and international investors quickly began to accumulate what was expected to become a scarce commodity and bond prices quickly rose.

By mid-April 2000, US Treasury bond yields had declined more than 80 basis points (0.80%) to 5.67%. During the remainder of the period, US Treasury bond prices were volatile as strong economic reports and investors' concerns of additional moves by the Federal Reserve Board occasionally overshadowed the positive technical position of the long-term US Treasury bond market.

However, a number of economic indicators recently have begun to suggest that the actions taken by the Federal Reserve Board in 1999 and early 2000 have started to affect US economic growth. Both new home sales and consumer spending have slowed, suggesting that economic growth may subside into a 4%--4.5% range by late 2000. In our opinion, this range of growth was targeted by the Federal Reserve Board as being sustainable, given current productivity measures, without endangering the present benign inflationary environment.

By June, investor focus returned to the dwindling supply of long-term US Treasury securities and bond prices generally rose for the remainder of the period. The decline in long-term US Treasury bond yields resulted in an inverted yield curve as short-term and intermediate-term interest rates have been more negatively impacted by Federal Reserve Board moves than have long-term interest rates. The current inversion has had more to do with debt reduction and Treasury buybacks than with investor expectations of slower economic growth. During the last six months, US Treasury bond yields have declined more than 70 basis points to end the period at 5.78%, their lowest monthly closing level since May 1999.

Tax-exempt bond yields have also declined in recent months. The decline has largely been in response to the rally in US Treasury securities, as well as a continued positive technical supply environment. States like California and Maryland have announced that their large current and anticipated future budget surpluses will permit the cancellation or postponement of expected bond issuance. Additionally, some issuers have also initiated tenders to repurchase existing debt, reducing the supply of tax-exempt bonds in the secondary market as well. Given the decline in available long-term Treasury securities, some investors who need longer maturity investment vehicles have begun to consider long-term municipal bonds as potential substitutes. This has further strengthened the overall positive technical position of the tax-exempt market. During the last six months, long-term municipal revenue bond yields have declined nearly 50 basis points to 5.85%, their lowest level since late August 1999, as measured by the Bond Buyer Revenue Bond Index.

The relative underperformance of the municipal bond market in recent months has been especially disappointing given the strong technical position the tax-exempt bond market has enjoyed. The issuance of long-term, tax-exempt securities has dramatically declined. During the last year, nearly $200 billion in new long-term municipal securities was issued, a decline of almost 20% compared to the same period a year earlier. For the six months ended July 31, 2000, approximately $100 billion in new tax-exempt bonds was underwritten, a decline of 17% compared to the same period in 1999.

Although investors received more than $45 billion in coupon payments, bond maturities and the proceeds from early bond redemptions during June and July, overall investor demand has diminished. Long-term municipal bond mutual funds have seen consistent outflows in recent months as the yields of individual securities have risen faster than those larger, more diverse mutual funds. Thus far this year, tax-exempt mutual funds have had net redemptions of more than $12 billion.

However, the rate at which these redemptions have been occurring has slowed in recent months. Recent US equity market volatility, especially in the NASDAQ, has reduced some investor interest in the stock market. This investor interest, especially earlier this year, had been siphoning away demand for municipal bonds by retail investors. Also, the demand from property and casualty companies is expected to increase in the coming months. These firms are becoming more profitable after experiencing losses in the past few years resulting from a series of weather-related natural disasters. Yet as positive as the tax-exempt bond market's technical environment has been for much of this year, investor response to the reduction in both current and future supply of US Treasury bonds has been overwhelmingly positive and municipal bond yields have underperformed their taxable counterparts.

Significantly lower municipal bond yields are likely to require additional evidence of weaker economic growth, especially in employment and consumer spending. The actions taken in recent months by the Federal Reserve Board should eventually slow US economic growth. Recent declines in new US home sales are perhaps the first sign that consumer spending is being slowed by higher interest rates. Until further signs develop, it is likely that the municipal bond market's current favorable technical position will dampen significant tax-exempt interest rate volatility and provide a stable environment for eventual improvement in municipal bond prices.

Merrill Lynch California Limited
Maturity Municipal Bond Fund
Fiscal Year in Review
During the fiscal year ended July 31, 2000, we maintained a bearish-to-neutral position for Merrill Lynch California Limited Maturity Municipal Bond Fund as the Federal Reserve Board embarked on a tightening cycle that saw the Federal Funds rate rise 200 basis points and long-term and short-term interest rates rise as well. This strategy benefited performance during the first three quarters of the fiscal year ended July 31, 2000 but hindered Fund performance for the most recent three months as interest rates started to decline from their May 2000 highs. We plan to continue to maintain our neutral strategy until inflationary risks are more moderate. Merrill Lynch California Limited Maturity Municipal Bond Fund's Class A, Class B, Class C and Class D Shares had total returns of +2.00%, +1.64%, +1.82% and +1.80%, respectively, for the fiscal year ended July 31, 2000. (Fund results do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4--7 of this report to shareholders.)


Portfolio Matters
During the six-month period ended July 31, 2000, the state of California continued to show strong economic growth led by retail sales, technology and a booming housing and construction sector. Building permits are 13% above year-ago levels and multiple family home starts are 42% ahead of last year's pace. State job growth jumped sharply in the first six months of 2000, rising more than 3% above year-ago levels. The state's seasonally adjusted unemployment rate stood at 4.7% in April 2000, a new record low. Personal income tax receipts, the largest single source of revenue to the California General Fund, jumped 10.6% for the state's fiscal year ended June 30, 1999. Initial figures for the current fiscal year indicate that personal income tax receipts will exceed 1999 record levels. The state's export business, which had been hurt by the Asian financial crisis, rebounded sharply in the second half of 1999 and rose 12% during the first three months of 2000 as that region stabilized. The state's current economic outlook looks solid. High productivity in the technology sector, as well as continued growth in the state's complex and diverse industries and their link to the global economy, should provide long-term potential for growth. The state's defense-related industries, such as aerospace manufacturing, might also get a boost over the next several years with rising Federal defense expenditures.

At July 31, 2000, net assets of Merrill Lynch California Limited Maturity Municipal Bond Fund stood at approximately $6.1 million, a decrease of approximately 12% from April 30, 2000. As we discussed in our most recent shareholder letter, we had decided to maintain a neutral investment posture in the six-month period ended July 31, 2000 until US economic growth moderated and the Federal Reserve Board was perceived to be ahead of the inflation curve. We maintained a minimal cash position and held the Fund's duration between 2.8 years--3.1 years. We continue to maintain approximately 80% of the Fund's assets invested in securities rated AA or better by at least one of the major rating agencies. Higher-rated issues tend to outperform lesser-rated securities in a rising interest rate environment. This strategy enhanced Fund performance in January, April and May 2000 but caused the Fund to underperform in February, March, June and July 2000. During this time, interest rate volatility was the norm and not the exception as investors attempted to ascertain the Federal Reserve Board's position on future interest rates and inflation risk. We expect to continue to maintain a neutral posture in the coming months, assuming that the Federal Reserve Board has completed at least the majority of its interest rate increases and that a moderating economy with balanced inflationary risks is soon to be close at hand.

Merrill Lynch Florida Limited
Maturity Municipal Bond Fund
Fiscal Year in Review
During the fiscal year ended July 31, 2000, we maintained a bearish-to-neutral position for Merrill Lynch Florida Limited Maturity Municipal Bond Fund as the Federal Reserve Board embarked on a tightening cycle that saw the Federal Funds rate rise 200 basis points and long-term and short-term interest rates rise as well. This strategy benefited Fund performance during the first three quarters of the fiscal year but hindered Fund performance for the most recent three months as interest rates have started to decline from their May 2000 highs. We plan to continue to maintain our neutral strategy until inflationary risks are more moderate. Merrill Lynch Florida Limited Maturity Municipal Bond Fund's Class A, Class B, Class C and Class D Shares had total returns of +2.54%, +2.29%, +1.49% and +2.44%, respectively, for the fiscal year ended July 31, 2000. (Fund results do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4--7 of this report to shareholders.)


Portfolio Matters
During the six months ended July 31, 2000, the state of Florida continued to exhibit strong economic growth. The state's economic performance continues to be fueled by in-state as well as nationwide personal income tax gains, low inflation and surging consumer confidence, which led its strong tourism industry, revitalized housing gains and bolstered the state's diversifying services industry. The state's 2000 seasonally adjusted unemployment rate stood at 3.4%, below the national average of 4.0%. Financial operations continue to be stable, reflecting a continuation of the better-than-expected economic growth trend. Once again, state revenues have been upwardly revised for fiscal year 2000 and 2001, largely reflecting the strength in the sales tax. Fiscal 2000 revenues exceeded estimates by $146.5 million, and the state closed the year with $948 million in combined general and working capital funds, equal to 5.1 % of general revenues. The state's Budget Stabilization Fund was at $847 million at the end of fiscal 2000 and was expected to increase to $894 million by the end of fiscal 2001. The fiscal 2001 budget continues the two-year phase out of the intangibles tax, as well as providing offsetting funds to counties for their expected revenue losses. The state's rapid population and economic growth have brought pressure for more infrastructure, education and capital spending plans but general debt has remained moderate over an extended period. At $14.8 billion, the general debt is currently equal to $1,048 per capita and 3.5% of personal income.


Merrill Lynch Multi-State Limited Maturity
Municipal Series Trust, July 31, 2000


At July 31, 2000, net assets of Merrill Lynch Florida Limited Maturity Municipal Bond Fund stood at approximately $12.2 million, a decrease of approximately 6% from April 30, 2000. As we discussed in our last shareholder letter, we had decided to maintain our neutral investment posture in the six-month period ended July 31, 2000 until US economic growth moderated and the Federal Reserve Board was perceived to be ahead of the inflation curve. We maintained a minimal cash position and held the Fund's duration between 2.8 years --3.1 years. We continue to maintain approximately 85% of the Fund's assets invested in securities rated AA or better by at least one of the major rating agencies. Higher-rated issues tend to outperform lesser-rated securities in a rising interest rate environment. This strategy enhanced performance in January, April and May 2000 when interest rates rose but caused the Fund to underperform in February, March, June and July 2000 when interest rates fell. During this time, interest rate volatility was the norm and not the exception as investors attempted to ascertain the Federal Reserve Board's posture on future interest rates and inflationary risk. We expect to continue to maintain a neutral posture in the upcoming months, assuming that the Federal Reserve Board has completed at least the majority of its interest rate increases and that a moderating economy with balanced inflationary risks is soon to be close at hand.

In Conclusion
We appreciate your support of Merrill Lynch Multi-State Limited
Maturity Municipal Series Trust, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President



(Edward J. Andrews)
Edward J. Andrews
Vice President and Portfolio Manager



September 5, 2000



PERFORMANCE DATA


About Fund
Performance

Investors are able to purchase shares of the Trust through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 1% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 1% if redeemed during the first year, decreasing 1% the next year to 0%. In addition, Class B Shares are subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Class C Shares are available only through the exchange privilege.

* Class D Shares incur a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Advisor voluntarily waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.


California Limited
Maturity Fund

Total Return
Based on a $10,000
Investment

A line graph depicting the total return based on a $10,000 investment of California Limited Maturity Fund's Class A and Class B Shares compared to growth of the Merrill Lynch U1AO Index++++.
Beginning and ending values are:

                                     11/26/93**       7/00

California Limited Maturity++--
Class A Shares*                       $ 9,600        $12,538

California Limited Maturity++--
Class B Shares                        $10,000        $12,369

Merrill Lynch U1AO Index++++          $10,000        $13,227


A line graph depicting the total return based on a $10,000 investment of California Limited Maturity Fund's Class C and Class D Shares compared to growth of the Merrill Lynch U1AO Index++++.
Beginning and ending values are:

                                     10/21/94**        7/00

California Limited Maturity++--
Class C Shares*                       $10,000        $12,400

California Limited Maturity++--
Class D Shares                        $10,000        $12,355

Merrill Lynch U1AO Index++++          $10,000        $12,953



California Limited
Maturity Fund
Average Annual Total Return


                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

One Year Ended 6/30/00                     +1.84%         +0.82%
Five Years Ended 6/30/00                   +3.49          +3.28
Inception (11/26/93) through 6/30/00       +3.57          +3.41

 *Maximum sales charge is 1%.
**Assuming maximum sales charge.


                                        % Return        % Return
Class B Shares*                        Without CDSC    With CDSC**

One Year Ended 6/30/00                     +1.48%         +0.49%
Five Years Ended 6/30/00                   +3.12          +3.12
Inception (11/26/93) through 6/30/00       +3.20          +3.20

 *Maximum contingent deferred sales charge is 1% and reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
Class C Shares*                        Without CDSC     With CDSC**

One Year Ended 6/30/00                     +1.66%         +0.67%
Five Years Ended 6/30/00                   +3.30          +3.30
Inception (10/21/94) through 6/30/00       +3.76          +3.76

 *Maximum contingent deferred sales charge is 1% and reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

One Year Ended 6/30/00                     +1.64%         +0.62%
Five Years Ended 6/30/00                   +3.39          +3.18
Inception (10/21/94) through 6/30/00       +3.87          +3.69

 *Maximum sales charge is 1%.
**Assuming maximum sales charge.



Merrill Lynch Multi-State Limited Maturity
Municipal Series Trust, July 31, 2000


PERFORMANCE DATA (concluded)

Florida Limited
Maturity Fund

Total Return
Based on a $10,000
Investment

A line graph depicting the total return based on a $10,000 investment of Florida Limited Maturity Fund's Class A and Class B
Shares compared to growth of the Merrill Lynch U1AO Index++++.
Beginning and ending values are:

                                     11/26/93**       7/00

Florida Limited Maturity++--
Class A Shares*                       $10,000        $12,469

Florida Limited Maturity++--
Class B Shares                        $10,000        $12,301

Merrill Lynch U1AO Index++++          $10,000        $13,227


A line graph depicting the total return based on a $10,000 investment of Florida Limited Maturity Fund's Class C and Class D
Shares compared to growth of the Merrill Lynch U1AO Index++++.
Beginning and ennding values are:

                                     10/21/94**       7/00

Florida Limited Maturity++--
Class C Shares*                       $10,000        $12,035

Florida Limited Maturity++--
Class D Shares                        $10,000        $12,272

Merrill Lynch U1AO Index++++          $10,000        $12,953



Florida Limited
Maturity Fund

Average Annual Total Return


                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

One Year Ended 6/30/00                     +2.23%         +1.21%
Five Years Ended 6/30/00                   +3.27          +3.07
Inception (11/26/93) through 6/30/00       +3.44          +3.28

 *Maximum sales charge is 1%.
**Assuming maximum sales charge.


                                        % Return        % Return
Class B Shares*                        Without CDSC     With CDSC**

One Year Ended 6/30/00                     +1.87%         +0.88%
Five Years Ended 6/30/00                   +2.91          +2.91
Inception (11/26/93) through 6/30/00       +3.07          +3.07

 *Maximum contingent deferred sales charge is 1% and reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
Class C Shares*                        Without CDSC     With CDSC**

One Year Ended 6/30/00                     +1.18%         +0.20%
Five Years Ended 6/30/00                   +2.64          +2.64
Inception (10/21/94) through 6/30/00       +3.16          +3.16

 *Maximum contingent deferred sales charge is 1% and reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

One Year Ended 6/30/00                     +2.23%         +1.21%
Five Years Ended 6/30/00                   +3.19          +2.98
Inception (10/21/94) through 6/30/00       +3.72          +3.54

 *Maximum sales charge is 1%.
**Assuming maximum sales charge.


Recent
Performance
Results*
                                                                                                      Since
                                                                       6 Month        12 Month      Inception     Standardized
As of July 31, 2000                                                  Total Return   Total Return   Total Return   30-day Yield
California Limited Maturity Fund Class A Shares                          +2.03%         +2.00%        +26.66%          2.14%
California Limited Maturity Fund Class B Shares                          +1.95          +1.64         +23.69           1.80
California Limited Maturity Fund Class C Shares                          +1.93          +1.82         +24.00           1.97
California Limited Maturity Fund Class D Shares                          +1.98          +1.80         +24.79           2.04
Florida Limited Maturity Fund Class A Shares                             +2.69          +2.54         +25.96           3.24
Florida Limited Maturity Fund Class B Shares                             +2.51          +2.29         +23.01           2.92
Florida Limited Maturity Fund Class C Shares                             +1.75          +1.49         +20.35           3.05
Florida Limited Maturity Fund Class D Shares                             +2.64          +2.44         +23.96           3.15

*Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The since inception periods for each of the Funds within Merrill Lynch Multi-
 State Limited Maturity Municipal Series Trust are from 11/26/93 for
 Class A & Class B Shares and from 10/21/94 for Class C & Class D
 Shares.

Merrill Lynch Multi-State Limited Maturity
Municipal Series Trust, July 31, 2000



Portfolio
Abbreviations

To simplify the listings of Merrill Lynch Multi-State Limited
Maturity Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

COP   Certificates of Participation
GO    General Obligation Bonds

SCHEDULE OF INVESTMENTS                                                                                     (in Thousands)
           California Limited Maturity Municipal Bond Fund

           S&P      Moody's   Face
STATE      Ratings  Ratings  Amount  Issue                                                                           Value
California   NR*      A2     $  400  California Educational Facilities Authority, Revenue Refunding Bonds
--99.6%                              (Loyola Marymount University), 5.70% due 10/01/2002                            $   412
             AAA      Aaa       500  California Health Facilities Finance Authority, Revenue Refunding
                                     Bonds (De Las Companas), Series A, 5.30% due 7/01/2003 (a)                         515
                                     California State, GO:
             AA-      Aa3       500    6.75% due 10/01/2003                                                             537
             AAA      Aaa       750    6.35% due 11/01/2004 (b)                                                         812
             AAA      Aaa       500  California Statewide Communities Development Authority, Lease Revenue
                                     Refunding Bonds (Oakland Convention Center Projects), 5.70% due 10/01/2002 (a)     515
             NR*      NR*       400  Coachella Valley, California, Water Improvement District Number 71, Storm
                                     Water District, COP (Flood Control Project), 6.60% due 10/01/2002 (c)              427
             AAA      Aaa       350  Foothill/Eastern Corridor Agency, California, Toll Road Revenue Refunding
                                     Bonds, Senior Lien, Series A, 6% due 1/01/2007 (c)                                 383
             AAA      Aaa       200  Los Angeles, California, Department of Airports, Airport Revenue
                                     Refunding Bonds, Series A, 6% due 5/15/2005 (b)                                    215
             A+       Aa3       550  Los Angeles, California, Department of Water and Power, Electric Plant
                                     Revenue Bonds, 6% due 4/01/2002                                                    565
             AA-      Aa1     1,000  Los Angeles County, California, Public Works Financing Authority, Revenue
                                     Refunding Bonds (Capital Construction), 4.80% due 3/01/2004                      1,015
             AAA      Aaa       300  San Jose, California, Financing Authority, Lease Revenue Refunding Bonds
                                     (Tuers-Capitol/Camden Park), Series B, 4.70% due 8/15/2009 (a)                     304
             AAA      Aaa       500  University of California, Revenue Refunding Bonds (Multi-Purpose Projects),
                                     Series C, 10% due 9/01/2001 (a)                                                    530


             Total Investments (Cost--$5,940)--99.6%                                                                  6,230

             Other Assets Less Liabilities--0.4%                                                                         24
                                                                                                                    -------
             Net Assets--100.0%                                                                                     $ 6,254
                                                                                                                    =======

          (a)AMBAC Insured.
          (b)FGIC Insured.
          (c)Prerefunded.
            *Not Rated.
             Ratings of issues shown have not been audited by Deloitte & Touche
             LLP.

             See Notes to Financial Statements.


Merrill Lynch Multi-State Limited Maturity
Municipal Series Trust, July 31, 2000


SCHEDULE OF INVESTMENTS                                                                                     (in Thousands)
           Florida Limited Maturity Municipal Bond Fund
           S&P      Moody's   Face
STATE      Ratings  Ratings  Amount  Issue                                                                           Value
Florida      AAA      Aaa    $1,000  Dade County, Florida, GO, Series I, 6.90% due 7/01/2003 (a)                    $ 1,063
--96.0%      AAA      Aaa       700  Dunedin, Florida, Hospital Revenue Bonds (Mease Health Care), 6.75% due
                                     11/15/2001 (d)(e)                                                                  734
             AA+      Aa2     1,000  Florida State Board of Education, Capital Outlay, GO (Public Education),
                                     Series B, 5.625% due 6/01/2005                                                   1,043
             AAA      Aaa     1,730  Florida State Bond Finance Division, Department of General Services Revenue
                                     Refunding Bonds (Save Our Coast-Department of Natural Resources
                                     Preservation), 6.30% due 7/01/2001 (d)(e)                                        1,778
             AAA      Aaa       500  Florida State Turnpike Authority, Turnpike Revenue Refunding Bonds
                                     (Department of Transportation), Series A, 5.50% due 7/01/2007 (b)                  524
             AA       Aa2       900  Jacksonville, Florida, Electric Authority, Revenue Refunding Bonds (Saint
                                     John's River), Issue 2, Series 6-C, 6.50% due 10/01/2001                           916
             AA-      A1        650  Lakeland, Florida, Electric and Water Revenue Refunding and Improvement
                                     Bonds, Series B, 5.625% due 10/01/2006 (e)                                         688
             AAA      Aaa       250  Lee County, Florida, Water and Sewer Revenue Bonds, Series A, 4.10%
                                     due 10/01/2008 (a)                                                                 235
             AAA      Aaa       500  North Miami, Florida, Health Facilities Authority, Health Facility Revenue
                                     Refunding Bonds (Bon Secours Health System Project), 6% due 8/15/2002 (c)(e)       525
             AAA      Aaa       500  Orange County, Florida, Tourist Development Tax Revenue Bonds, 5% due
                                     10/01/2009 (a)                                                                     508
             AAA      Aaa       500  Orlando and Orange County, Florida, Expressway Authority, Expressway
                                     Revenue Refunding Bonds, Senior Lien, 5.375% due 7/01/2009 (a)                     512
             AAA      Aaa     1,000  Palm Bay, Florida, Utility Revenue Bonds (Palm Bay Utility Corporation
                                     Project), Series B, 6.20% due 10/01/2002 (d)(e)                                  1,055
             AAA      Aaa       300  Port Orange, Florida, Water and Sewer Revenue Refunding Bonds, 5% due
                                     10/01/2003 (a)                                                                     304
             AAA      Aaa       800  Sunrise, Florida, Utility System Revenue Bonds, Series A, 5.75% due
                                     10/01/2006 (a)(e)                                                                  853
             AAA      Aaa       500  Tallahassee, Florida, Energy System Revenue Bonds, Series B, 4% due
                                     10/01/2004 (c)                                                                     483
             AAA      Aaa       400  Tampa, Florida, Water and Sewer Revenue Refunding Bonds, Series A, 6%
                                     due 10/01/2002 (b)(e)                                                              417

Puerto       A        Baa1      900  Puerto Rico Commonwealth, GO, Refunding, 5.30% due 7/01/2004                       928
Rico--7.6%

             Total Investments (Cost--$12,455)--103.6%                                                               12,566

             Liabilities in Excess of Other Assets--(3.6%)                                                             (438)
                                                                                                                    -------
             Net Assets--100.0%                                                                                     $12,128
                                                                                                                    =======



          (a)AMBAC Insured.
          (b)FGIC Insured.
          (c)FSA Insured.
          (d)MBIA Insured.
          (e)Prerefunded.
             Ratings of issues shown have not been audited by Deloitte & Touche
             LLP.

             See Notes to Financial Statements.



Merrill Lynch Multi-State Limited Maturity
Municipal Series Trust, July 31, 2000


STATEMENTS OF ASSETS AND LIABILITIES
                                                                                             California       Florida
                                                                                              Limited         Limited
                                                                                              Maturity       Maturity
                    As of July 31, 2000                                                         Fund            Fund
Assets:             Investments, at value*                                                  $ 6,230,419     $ 12,565,823
                    Cash                                                                         76,158           74,180
                    Receivables:
                      Interest                                                                  107,463          148,850
                      Beneficial interest sold                                                  173,994               --
                    Prepaid registration fees and other assets                                      614            1,149
                                                                                            -----------     ------------
                    Total assets                                                              6,588,648       12,790,002
                                                                                            -----------     ------------

Liabilities:        Payables:
                      Securities purchased                                                      302,308          508,560
                      Beneficial interest redeemed                                                   --           75,609
                      Dividends to shareholders                                                   2,981            7,836
                      Investment adviser                                                            723            3,395
                      Distributor                                                                   903            2,002
                    Accrued expenses and other liabilities                                       28,211           64,103
                                                                                            -----------     ------------
                    Total liabilities                                                           335,126          661,505
                                                                                            -----------     ------------

Net Assets:         Net assets                                                              $ 6,253,522     $ 12,128,497
                                                                                            ===========     ============

Net Assets          Class A Shares of beneficial interest, $.10 par value,
Consist of:         unlimited shares authorized                                             $    10,022     $     32,594
                    Class B Shares of beneficial interest, $.10 par value,
                    unlimited shares authorized                                                  26,943           65,808
                    Class C Shares of beneficial interest, $.10 par value,
                    unlimited shares authorized                                                     283              152
                    Class D Shares of beneficial interest, $.10 par value,
                    unlimited shares authorized                                                  25,733           25,453
                    Paid-in capital in excess of par                                          6,180,361       12,537,112
                    Accumulated realized capital losses on investments--net                    (280,565)        (643,628)
                    Unrealized appreciation on investments--net                                 290,745          111,006
                                                                                            -----------     ------------
                    Net assets                                                              $ 6,253,522     $ 12,128,497
                                                                                            ===========     ============

Net Asset Value:    Class A: Net assets                                                     $   995,160     $  3,188,534
                                                                                            ===========     ============
                             Shares outstanding                                                 100,223          325,944
                                                                                            ===========     ============
                             Net asset value                                                $      9.93     $       9.78
                                                                                            ===========     ============
                    Class B: Net assets                                                     $ 2,674,310     $  6,437,360
                                                                                            ===========     ============
                             Shares outstanding                                                 269,432          658,077
                                                                                            ===========     ============
                             Net asset value                                                $      9.93     $       9.78
                                                                                            ===========     ============
                    Class C: Net assets                                                     $    28,082     $     14,609
                                                                                            ===========     ============
                             Shares outstanding                                                   2,828            1,517
                                                                                            ===========     ============
                             Net asset value                                                $      9.93     $       9.63
                                                                                            ===========     ============
                    Class D: Net assets                                                     $ 2,555,970     $  2,487,994
                                                                                            ===========     ============
                             Shares outstanding                                                 257,329          254,534
                                                                                            ===========     ============
                             Net asset value                                                $      9.93     $       9.77
                                                                                            ===========     ============
                   *Identified cost                                                         $ 5,939,674     $ 12,454,817
                                                                                            ===========     ============

                    See Notes to Financial Statements.


STATEMENTS OF OPERATIONS
                                                                                            California        Florida
                                                                                             Limited          Limited
                                                                                             Maturity         Maturity
                    For the Year Ended July 31, 2000                                           Fund             Fund
Investment          Interest and amortization of premium and discount earned                $   347,723     $    671,146
Income:                                                                                     -----------     ------------

Expenses:           Professional fees                                                            51,682           52,324
                    Investment advisory fees                                                     24,595           47,620
                    Accounting services                                                          26,170           44,877
                    Printing and shareholder reports                                             24,191           24,219
                    Account maintenance and distribution fees--Class B                           10,657           24,846
                    Trustees' fees and expenses                                                  11,998           18,285
                    Registration fees                                                             3,975            3,300
                    Custodian fees                                                                2,148            3,650
                    Account maintenance fees--Class D                                             2,719            2,680
                    Pricing fees                                                                  1,529            2,406
                    Transfer agent fees--Class B                                                  1,032            2,038
                    Transfer agent fees--Class D                                                    696              596
                    Transfer agent fees--Class A                                                    306              826
                    Account maintenance and distribution fees--Class C                               93              196
                    Transfer agent fees--Class C                                                     32               42
                    Other                                                                         1,940            3,216
                                                                                            -----------     ------------
                    Total expenses before reimbursement                                         163,763          231,121
                    Reimbursement of expenses                                                   (14,054)              --
                                                                                            -----------     ------------
                    Total expenses after reimbursement                                          149,709          231,121
                                                                                            -----------     ------------
                    Investment income--net                                                      198,014          440,025
                                                                                            -----------     ------------

Realized &          Realized gain on investments--net                                            17,471           15,704
Unrealized          Change in unrealized appreciation on investments--net                      (112,370)        (154,484)
Gain (Loss) on                                                                              -----------     ------------
Investments--Net:   Net Increase in Net Assets Resulting from Operations                    $   103,115     $    301,245
                                                                                            ===========     ============


                    See Notes to Financial Statements.

Merrill Lynch Multi-State Limited Maturity
Municipal Series Trust, July 31, 2000

STATEMENTS OF CHANGES IN NET ASSETS
                                                                        California Limited              Florida Limited
                                                                          Maturity Fund                  Maturity Fund
                                                                            For the Year                  For the Year
                                                                           Ended July 31,                Ended July 31,
                    Increase (Decrease) in Net Assets:                   2000           1999           2000           1999
Operations:         Investment income--net                          $    198,014   $    291,247   $    440,025   $    574,753
                    Realized gain on investments--net                     17,471         38,866         15,704         49,224
                    Change in unrealized appreciation on
                    investments--net                                   (112,370)      (116,580)      (154,484)      (282,262)
                                                                    ------------   ------------   ------------   ------------
                    Net increase in net assets resulting
                    from operations                                      103,115        213,533        301,245        341,715
                                                                    ------------   ------------   ------------   ------------

Dividends to        Investment income--net:
Shareholders:         Class A                                           (36,227)       (46,359)      (127,117)      (156,605)
                      Class B                                           (80,962)      (125,870)      (218,881)      (247,981)
                      Class C                                            (1,806)        (3,446)        (4,347)        (1,739)
                      Class D                                           (79,019)      (115,572)       (89,680)      (168,428)
                                                                    ------------   ------------   ------------   ------------
                    Net decrease in net assets resulting from
                    dividends to shareholders                          (198,014)      (291,247)      (440,025)      (574,753)
                                                                    ------------   ------------   ------------   ------------

Beneficial          Net decrease in net assets derived from
Interest            beneficial interest transactions                 (1,913,323)      (741,002)    (2,160,939)    (4,046,299)
Transactions:                                                       ------------   ------------   ------------   ------------

Net Assets:         Total decrease in net assets                     (2,008,222)      (818,716)    (2,299,719)    (4,279,337)
                    Beginning of year                                  8,261,744      9,080,460     14,428,216     18,707,553
                                                                    ------------   ------------   ------------   ------------
                    End of year                                     $  6,253,522   $  8,261,744   $ 12,128,497   $ 14,428,216
                                                                    ============   ============   ============   ============

                    See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS
                                                                              California Limited Maturity Fund
                                                                                          Class A
The following per share data and ratios have been derived
from information provided in the financial statements.                          For the Year Ended July 31,
Increase (Decrease) in Net Asset Value:                           2000         1999         1998         1997         1996
Per Share           Net asset value, beginning of year        $     10.03  $     10.13  $     10.22  $     10.05  $      9.99
Operating                                                     -----------  -----------  -----------  -----------  -----------
Performance:        Investment income--net                            .30          .32          .39          .38          .39
                    Realized and unrealized gain (loss)
                    on investments--net                             (.10)        (.10)        (.09)          .17          .06
                                                              -----------  -----------  -----------  -----------  -----------
                    Total from investment operations                  .20          .22          .30          .55          .45
                                                              -----------  -----------  -----------  -----------  -----------
                    Less dividends from investment
                    income--net                                     (.30)        (.32)        (.39)        (.38)        (.39)
                                                              -----------  -----------  -----------  -----------  -----------
                    Net asset value, end of year              $      9.93  $     10.03  $     10.13  $     10.22   $    10.05
                                                              ===========  ===========  ===========  ===========  ===========

Total Investment    Based on net asset value per share              2.00%        2.20%        2.96%        5.57%        4.56%
Return:*                                                      ===========  ===========  ===========  ===========  ===========

Ratios to Average   Expenses, net of reimbursement                  1.93%        1.59%        1.12%        1.08%         .94%
Net Assets:                                                   ===========  ===========  ===========  ===========  ===========
                    Expenses                                        2.13%        1.79%        1.32%        1.28%        1.30%
                                                              ===========  ===========  ===========  ===========  ===========
                    Investment income--net                          3.01%        3.18%        3.82%        3.75%        3.89%
                                                              ===========  ===========  ===========  ===========  ===========

Supplemental        Net assets, end of year (in thousands)    $       995  $     1,294  $     1,460  $     3,152  $     3,162
Data:                                                         ===========  ===========  ===========  ===========  ===========
                    Portfolio turnover                             19.25%       44.37%       24.65%       26.86%       11.09%
                                                              ===========  ===========  ===========  ===========  ===========


                                                                               California Limited Maturity Fund
                                                                                           Class B
The following per share data and ratios have been derived
from information provided in the financial statements.                           For the Year Ended July 31,
Increase (Decrease) in Net Asset Value:                            2000         1999         1998       1997          1996
Per Share           Net asset value, beginning of year        $     10.03  $     10.12  $     10.21  $     10.04  $      9.99
Operating                                                     -----------  -----------  -----------  -----------  -----------
Performance:        Investment income--net                            .26          .29          .35          .34          .36
                    Realized and unrealized gain
                    (loss) on investments--net                      (.10)        (.09)        (.09)          .17          .05
                                                              -----------  -----------  -----------  -----------  -----------
                    Total from investment operations                  .16          .20          .26          .51          .41
                                                              -----------  -----------  -----------  -----------  -----------
                    Less dividends from investment
                    income--net                                     (.26)        (.29)        (.35)        (.34)        (.36)
                                                              -----------  -----------  -----------  -----------  -----------
                    Net asset value, end of year              $      9.93  $     10.03  $     10.12  $     10.21  $     10.04
                                                              ===========  ===========  ===========  ===========  ===========

Total Investment    Based on net asset value per share              1.64%        1.93%        2.59%        5.20%        4.08%
Return:*                                                      ===========  ===========  ===========  ===========  ===========

Ratios to Average   Expenses, net of reimbursement                  2.28%        1.94%        1.51%        1.44%        1.30%
Net Assets:                                                   ===========  ===========  ===========  ===========  ===========
                    Expenses                                        2.48%        2.14%        1.71%        1.64%        1.66%
                                                              ===========  ===========  ===========  ===========  ===========
                    Investment income--net                          2.65%        2.83%        3.45%        3.39%        3.53%
                                                              ===========  ===========  ===========  ===========  ===========

Supplemental        Net assets, end of year (in thousands)    $     2,675  $     3,718  $     4,812  $     6,877  $     9,919
Data:                                                         ===========  ===========  ===========  ===========  ===========
                    Portfolio turnover                             19.25%       44.37%       24.65%       26.86%       11.09%
                                                              ===========  ===========  ===========  ===========  ===========


                   *Total investment returns exclude the effects of sales charges.

                    See Notes to Financial Statements.


Merrill Lynch Multi-State Limited Maturity
Municipal Series Trust, July 31, 2000


FINANCIAL HIGHLIGHTS (continued)
                                                                             California Limited Maturity Fund
                                                                                         Class C
The following per share data and ratios have been derived
from information provided in the financial statements.                         For the Year Ended July 31,
Increase (Decrease) in Net Asset Value:                          2000         1999         1998         1997          1996
Per Share           Net asset value, beginning of year        $     10.03  $     10.12  $     10.22  $     10.05  $      9.99
Operating                                                     -----------  -----------  -----------  -----------  -----------
Performance:        Investment income--net                            .28          .31          .37          .36          .37
                    Realized and unrealized gain
                    (loss) on investments--net                      (.10)        (.09)        (.10)          .17          .06
                                                              -----------  -----------  -----------  -----------  -----------
                    Total from investment operations                  .18          .22          .27          .53          .43
                                                              -----------  -----------  -----------  -----------  -----------
                    Less dividends from investment
                    income--net                                     (.28)        (.31)        (.37)        (.36)        (.37)
                                                              -----------  -----------  -----------  -----------  -----------
                    Net asset value, end of year              $      9.93   $    10.03   $    10.12  $     10.22  $     10.05
                                                              ===========  ===========  ===========  ===========  ===========

Total Investment    Based on net asset value per share              1.82%        2.12%        2.68%        5.39%        4.35%
Return:*                                                      ===========  ===========  ===========  ===========  ===========


Ratios to Average   Expenses, net of reimbursement                  2.00%        1.76%        1.36%        1.25%        1.14%
Net Assets:                                                   ===========  ===========  ===========  ===========  ===========
                    Expenses                                        2.20%        1.96%        1.56%        1.45%        1.50%
                                                              ===========  ===========  ===========  ===========  ===========
                    Investment income--net                          2.89%        3.00%        3.61%        3.58%        3.69%
                                                              ===========  ===========  ===========  ===========  ===========

Supplemental        Net assets, end of year (in thousands)     $       28   $      114   $       95   $       57   $       55
Data:                                                         ===========  ===========  ===========  ===========  ===========
                    Portfolio turnover                             19.25%       44.37%       24.65%       26.86%       11.09%
                                                              ===========  ===========  ===========  ===========  ===========


                                                                             California Limited Maturity Fund
                                                                                         Class D
The following per share data and ratios have been derived
from information provided in the financial statements.                         For the Year Ended July 31,
Increase (Decrease) in Net Asset Value:                            2000         1999       1998         1997          1996
Per Share           Net asset value, beginning of year        $     10.04  $     10.13  $     10.22  $     10.05  $      9.99
Operating                                                     -----------  -----------  -----------  -----------  -----------
Performance:        Investment income--net                            .29          .31          .38          .37          .38
                    Realized and unrealized gain
                    (loss) on investments--net                      (.11)        (.09)        (.09)          .17          .06
                                                              -----------  -----------  -----------  -----------  -----------
                    Total from investment operations                  .18          .22          .29          .54          .44
                                                              -----------  -----------  -----------  -----------  -----------
                    Less dividends from investment
                    income--net                                     (.29)        (.31)        (.38)        (.37)        (.38)
                                                              -----------  -----------  -----------  -----------  -----------
                    Net asset value, end of year              $      9.93   $    10.04   $    10.13  $     10.22  $     10.05
                                                              ===========  ===========  ===========  ===========  ===========

Total Investment    Based on net asset value per share              1.80%        2.20%        2.86%        5.47%        4.46%
Return:*                                                      ===========  ===========  ===========  ===========  ===========

Ratios to Average   Expenses, net of reimbursement                  2.04%        1.67%        1.25%        1.15%        1.06%
Net Assets:                                                   ===========  ===========  ===========  ===========  ===========
                    Expenses                                        2.24%        1.87%        1.45%        1.35%        1.40%
                                                              ===========  ===========  ===========  ===========  ===========
                    Investment income--net                          2.90%        3.09%        3.70%        3.69%        3.77%
                                                              ===========  ===========  ===========  ===========  ===========

Supplemental        Net assets, end of year (in
Data:               thousands)                                $     2,556  $     3,136  $     2,713  $     4,043  $     2,185
                                                              ===========  ===========  ===========  ===========  ===========
                    Portfolio turnover                             19.25%       44.37%       24.65%       26.86%       11.09%
                                                              ===========  ===========  ===========  ===========  ===========


                                                                                    Florida Limited Maturity Fund
                                                                                               Class A
The following per share data and ratios have been derived
from information provided in the financial statements.                               For the Year Ended July 31,
Increase (Decrease) in Net Asset Value:                            2000        1999        1998         1997         1996
Per Share           Net asset value, beginning of year        $      9.87  $     10.00  $     10.07  $      9.96  $     10.02
Operating                                                     -----------  -----------  -----------  -----------  -----------
Performance:        Investment income--net                            .33          .33          .38          .40          .40
                    Realized and unrealized gain (loss) on
                    investments--net                                (.09)        (.13)        (.07)          .11        (.06)
                                                              -----------  -----------  -----------  -----------  -----------
                    Total from investment operations                  .24          .20          .31          .51          .34
                                                              -----------  -----------  -----------  -----------  -----------
                    Less dividends from investment
                    income--net                                     (.33)        (.33)        (.38)        (.40)        (.40)
                                                              -----------  -----------  -----------  -----------  -----------
                    Net asset value, end of year              $      9.78  $      9.87   $    10.00  $     10.07  $      9.96
                                                              ===========  ===========  ===========  ===========  ===========

Total Investment    Based on net asset value per share              2.54%        2.01%        3.17%        5.20%        3.45%
Return:*                                                      ===========  ===========  ===========  ===========  ===========

Ratios to Average   Expenses, net of reimbursement                  1.49%        1.48%        1.19%        1.09%         .89%
Net Assets:                                                   ===========  ===========  ===========  ===========  ===========
                    Expenses                                        1.49%        1.48%        1.19%        1.09%         .97%
                                                              ===========  ===========  ===========  ===========  ===========
                    Investment income--net                          3.43%        3.31%        3.81%        3.98%        4.01%
                                                              ===========  ===========  ===========  ===========  ===========

Supplemental        Net assets, end of year (in thousands)    $     3,188  $     4,055  $     5,331  $     6,376  $     7,874
Data:                                                         ===========  ===========  ===========  ===========  ===========
                    Portfolio turnover                             29.34%       18.60%       39.52%       35.67%       39.90%
                                                              ===========  ===========  ===========  ===========  ===========

                   *Total investment returns exclude the effects of sales charges.

                    See Notes to Financial Statements.


Merrill Lynch Multi-State Limited Maturity
Municipal Series Trust, July 31, 2000

FINANCIAL HIGHLIGHTS (concluded)
                                                                              Florida Limited Maturity Fund
                                                                                         Class B
The following per share data and ratios have been derived
from information provided in the financial statements.                         For the Year Ended July 31,
Increase (Decrease) in Net Asset Value:                          2000         1999         1998           1997        1996
Per Share           Net asset value, beginning of year        $      9.86  $     10.00  $     10.07  $      9.96  $     10.02
Operating                                                     -----------  -----------  -----------  -----------  -----------
Performance:        Investment income--net                            .30          .30          .35          .36          .37
                    Realized and unrealized gain
                    (loss) on investments--net                      (.08)        (.14)        (.07)          .11        (.06)
                                                              -----------  -----------  -----------  -----------  -----------
                    Total from investment operations                  .22          .16          .28          .47          .31
                                                              -----------  -----------  -----------  -----------  -----------
                    Less dividends from investment
                    income--net                                     (.30)        (.30)        (.35)        (.36)        (.37)
                                                              -----------  -----------  -----------  -----------  -----------
                    Net asset value, end of year              $      9.78  $      9.86  $     10.00  $     10.07  $      9.96
                                                              ===========  ===========  ===========  ===========  ===========

Total Investment    Based on net asset value per share              2.29%        1.54%        2.80%        4.83%        3.08%
Return:*                                                      ===========  ===========  ===========  ===========  ===========

Ratios to Average   Expenses, net of reimbursement                  1.84%        1.84%        1.54%        1.45%        1.24%
Net Assets:                                                   ===========  ===========  ===========  ===========  ===========
                    Expenses                                        1.84%        1.84%        1.54%        1.45%        1.32%
                                                              ===========  ===========  ===========  ===========  ===========
                    Investment income--net                          3.07%        2.95%        3.46%        3.63%        3.66%
                                                              ===========  ===========  ===========  ===========  ===========

Supplemental        Net assets, end of year (in
Data:               thousands)                                $     6,437  $     7,787  $     8,014   $   11,461   $   13,690
                                                              ===========  ===========  ===========  ===========  ===========
                    Portfolio turnover                             29.34%       18.60%       39.52%       35.67%       39.90%
                                                              ===========  ===========  ===========  ===========  ===========


                                                                               Florida Limited Maturity Fund
                                                                                          Class C
The following per share data and ratios have been derived
from information provided in the financial statements.                           For the Year Ended July 31,
Increase (Decrease) in Net Asset Value:                           2000       1999          1998          1997         1996
Per Share           Net asset value, beginning of year        $      9.80  $      9.93  $     10.00  $      9.90  $     10.01
Operating                                                     -----------  -----------  -----------  -----------  -----------
Performance:        Investment income--net                            .31          .30          .33          .38          .36
                    Realized and unrealized gain
                    (loss) on investments--net                       (.17)        (.13)        (.07)         .10         (.11)
                                                              -----------  -----------  -----------  -----------  -----------
                    Total from investment operations                  .14          .17          .26          .48          .25
                                                              -----------  -----------  -----------  -----------  -----------
                    Less dividends from investment
                    income--net                                      (.31)        (.30)        (.33)        (.38)        (.36)
                                                              -----------  -----------  -----------  -----------  -----------
                    Net asset value, end of year              $      9.63  $      9.80  $      9.93  $     10.00  $      9.90
                                                              ===========  ===========  ===========  ===========  ===========

Total Investment    Based on net asset value per share              1.49%        1.68%        2.65%        4.93%        2.48%
Return:*                                                      ===========  ===========  ===========  ===========  ===========

Ratios to Average   Expenses, net of reimbursement                  1.61%        1.66%        1.29%        1.26%        1.21%
Net Assets:                                                   ===========  ===========  ===========  ===========  ===========
                    Expenses                                        1.61%        1.66%        1.29%        1.26%        1.23%
                                                              ===========  ===========  ===========  ===========  ===========
                    Investment income--net                          3.33%        3.06%        3.78%        3.83%        3.75%
                                                              ===========  ===========  ===========  ===========  ===========

Supplemental        Net assets, end of year (in
Data:               thousands)                                $        15  $        64  $         1  $        60  $        52
                                                              ===========  ===========  ===========  ===========  ===========
                    Portfolio turnover                             29.34%       18.60%       39.52%       35.67%       39.90%
                                                              ===========  ===========  ===========  ===========  ===========


                                                                                Florida Limited Maturity Fund
                                                                                           Class D
The following per share data and ratios have been derived
from information provided in the financial statements.                           For the Year Ended July 31,
Increase (Decrease) in Net Asset Value:                            2000         1999         1998         1997        1996
Per Share           Net asset value, beginning of year        $      9.86  $     10.00  $     10.06  $      9.95  $     10.01
Operating                                                     -----------  -----------  -----------  -----------  -----------
Performance:        Investment income--net                            .32          .32          .37          .39          .39
                    Realized and unrealized gain (loss)
                    on investments--net                             (.09)        (.14)        (.06)          .11        (.06)
                                                              -----------  -----------  -----------  -----------  -----------
                    Total from investment operations                  .23          .18          .31          .50          .33
                                                              -----------  -----------  -----------  -----------  -----------
                    Less dividends from investment
                    income--net                                     (.32)        (.32)        (.37)        (.39)        (.39)
                                                              -----------  -----------  -----------  -----------  -----------
                    Net asset value, end of year              $      9.77  $      9.86  $     10.00  $     10.06  $      9.95
                                                              ===========  ===========  ===========  ===========  ===========

Total Investment    Based on net asset value per share              2.44%        1.80%        3.17%        5.10%        3.35%
Return:*                                                      ===========  ===========  ===========  ===========  ===========

Ratios to Average   Expenses, net of reimbursement                  1.58%        1.57%        1.29%        1.19%         .99%
Net Assets:                                                   ===========  ===========  ===========  ===========  ===========
                    Expenses                                        1.58%        1.57%        1.29%        1.19%        1.07%
                                                              ===========  ===========  ===========  ===========  ===========
                    Investment income--net                          3.34%        3.21%        3.71%        3.88%        3.91%
                                                              ===========  ===========  ===========  ===========  ===========

Supplemental        Net assets, end of year (in thousands)    $     2,488  $     2,522  $     5,362  $     7,733  $     6,406
Data:                                                         ===========  ===========  ===========  ===========  ===========
                    Portfolio turnover                             29.34%       18.60%       39.52%       35.67%       39.90%
                                                              ===========  ===========  ===========  ===========  ===========

                   *Total investment returns exclude the effects of sales charges.

                    See Notes to Financial Statements.


Merrill Lynch Multi-State Limited Maturity
Municipal Series Trust, July 31, 2000


NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Multi-State Limited Maturity Municipal Series Trust (the "Trust") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company consisting of two separate series: Merrill Lynch California Limited Maturity Municipal Bond Fund ("California Limited Maturity Fund") and Merrill Lynch Florida Limited Maturity Municipal Bond Fund ("Florida Limited Maturity Fund"). Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Trust offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Municipal bonds and other portfolio securities in which the Funds invest are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments--Each Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.


2. Investment Advisory Agreement and
Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Trust has also entered into Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays a monthly fee at the annual rate of .35% of that Fund's average daily net assets.

For the year ended July 31, 2000, FAM earned fees of $24,595 from California Limited Maturity Fund, of which $14,054 was voluntarily waived.

Pursuant to the Distribution Plans adopted by the Trust in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Funds pay the Distributor ongoing account maintenance and distribution fees. The Distributor voluntarily did not collect any Class C distribution fees for the year ended July 31, 2000. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                                           Account
                                         Maintenance    Distribution
                                             Fee            Fee

Class B                                      .15%           .20%
Class C                                      .15%           .20%
Class D                                      .10%            --


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Trust. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the year ended July 31, 2000, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of each Fund's Class D Shares as follows:

                               California     Florida
                               Limited       Limited
                               Maturity      Maturity
                                 Fund          Fund
Class D:
FAMD                             $ 20         $ 3
MLPF&S                           $380         $47


MLPF&S received contingent deferred sales charges relating to transactions in Class B Shares as follows:

                                          Class B

California Limited Maturity Fund           $  371
Florida Limited Maturity Fund              $2,913


Furthermore, MLPF&S received contingent deferred sales charges of $2,976 relating to transactions subject to front-end sales charge waivers in Class D Shares in the California Limited Maturity Fund.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Trust's transfer agent.

Accounting services are provided to the Trust by FAM at cost.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the year ended July 31, 2000 were as follows:


                                        Purchases        Sales

California Limited Maturity Fund        $1,307,915     $2,808,099
Florida Limited Maturity Fund           $3,855,565     $5,299,777


Net realized gains (losses) for the year ended July 31, 2000 and net unrealized gains as of July 31, 2000 were as follows:


                                     Realized     Unrealized
California Limited Maturity Fund      Gains         Gains

Long-term investments               $  17,471     $  290,745
                                    ---------     ----------
Total                               $  17,471     $  290,745
                                    =========     ==========


                                     Realized     Unrealized
Florida Limited Maturity Fund     Gains (Losses)    Gains

Long-term investments               $  17,285     $  111,006
Short-term investments                (1,581)             --
                                    ---------     ----------
Total                               $  15,704     $  111,006
                                    =========     ==========


As of July 31, 2000, net unrealized appreciation and the aggregate cost of investments for Federal income tax purposes were as follows:


Limited         Gross          Gross           Net       Aggregate
Maturity      Unrealized     Unrealized     Unrealized    Cost of
Fund         Appreciation   Depreciation   Appreciation Investments

California      $274,009      $ 5,907       $268,102    $ 5,962,317
Florida         $159,203      $48,197       $111,006    $12,454,817




Merrill Lynch Multi-State Limited Maturity
Municipal Series Trust, July 31, 2000

NOTES TO FINANCIAL STATEMENTS (continued)



4. Beneficial Interest Transactions:
Net decrease in net assets derived from beneficial interest transactions were as follows:

                                        For the        For the
                                       Year Ended     Year Ended
                                        July 31,       July 31,
                                          2000           1999

California Limited Maturity Fund      $(1,913,323)   $  (741,002)
Florida Limited Maturity Fund         $(2,160,939)   $(4,046,299)


Transactions in shares of beneficial interest for each class were as follows:

California Limited Maturity Fund

Class A Shares for the Year                         Dollar
Ended July 31, 2000                   Shares        Amount

Shares sold                            13,774    $   136,933
Shares issued to shareholders in
reinvestment of dividends               1,702         16,862
                                    ---------    -----------
Total issued                           15,476        153,795
Shares redeemed                       (44,157)      (435,757)
                                    ---------    -----------
Net decrease                          (28,681)   $  (281,962)
                                    =========    ===========


California Limited Maturity Fund

Class A Shares for the Year                         Dollar
Ended July 31, 1999                   Shares        Amount

Shares sold                             7,460    $    76,225
Shares issued to shareholders in
reinvestment of dividends               2,442         24,887
                                    ---------    -----------
Total issued                            9,902        101,112
Shares redeemed                       (25,118)      (253,933)
                                    ---------    -----------
Net decrease                          (15,216)   $  (152,821)
                                    =========    ===========


California Limited Maturity Fund

Class B Shares for the Year                         Dollar
Ended July 31, 2000                   Shares        Amount

Shares sold                            25,779    $   255,734
Shares issued to shareholders in
reinvestment of dividends               5,615         55,576
                                    ---------    -----------
Total issued                           31,394        311,310
Automatic conversion of shares         (7,045)       (69,457)
Shares redeemed                      (125,671)    (1,243,195)
                                    ---------    -----------
Net decrease                         (101,322)   $(1,001,342)
                                    =========    ===========


California Limited Maturity Fund

Class B Shares for the Year                         Dollar
Ended July 31, 1999                   Shares        Amount

Shares sold                           101,369    $ 1,035,278
Shares issued to shareholders in
reinvestment of dividends               8,529         86,934
                                    ---------    -----------
Total issued                          109,898      1,122,212
Shares redeemed                      (214,493)    (2,187,382)
                                    ---------    -----------
Net decrease                         (104,595)   $(1,065,170)
                                    =========    ===========


California Limited Maturity Fund

Class C Shares for the Year                         Dollar
Ended July 31, 2000                   Shares        Amount

Shares issued to shareholders in
reinvestment of dividends                  93     $      920
Shares redeemed                        (8,631)       (85,449)
                                    ---------    -----------
Net decrease                           (8,538)   $   (84,529)
                                    =========    ===========


California Limited Maturity Fund

Class C Shares for the Year                         Dollar
Ended July 31, 1999                   Shares        Amount

Shares sold                             3,433    $    35,335
Shares issued to shareholders in
reinvestment of dividends                 136          1,384
                                    ---------    -----------
Total issued                            3,569         36,719
Shares redeemed                        (1,643)       (16,810)
                                    ---------    -----------
Net increase                            1,926    $    19,909
                                    =========    ===========


California Limited Maturity Fund

Class D Shares for the Year                         Dollar
Ended July 31, 2000                   Shares        Amount

Shares sold                             4,005    $    39,614
Automatic conversion of shares          7,038         69,457
Shares issued to shareholders in
reinvestment of dividends               7,500         74,292
                                    ---------    -----------
Total issued                           18,543        183,363
Shares redeemed                       (73,603)      (728,853)
                                    ---------    -----------
Net decrease                          (55,060)   $  (545,490)
                                    =========    ===========



California Limited Maturity Fund

Class D Shares for the Year                         Dollar
Ended July 31, 1999                   Shares        Amount

Shares sold                           417,306    $ 4,272,631
Shares issued to shareholders in
reinvestment of dividends              10,109        103,130
                                    ---------    -----------
Total issued                          427,415      4,375,761
Shares redeemed                      (382,844)    (3,918,681)
                                    ---------    -----------
Net increase                           44,571    $   457,080
                                    =========    ===========


Florida Limited Maturity Fund

Class A Shares for the Year                         Dollar
Ended July 31, 2000                   Shares        Amount

Shares sold                            22,107    $   216,101
Shares issued to shareholders in
reinvestment of dividends               2,137         20,798
                                    ---------    -----------
Total issued                           24,244        236,899
Shares redeemed                      (109,371)    (1,064,787)
                                    ---------    -----------
Net decrease                          (85,127)   $  (827,888)
                                    =========    ===========


Florida Limited Maturity Fund

Class A Shares for the Year                         Dollar
Ended July 31, 1999                   Shares        Amount

Shares sold                            28,676    $   289,114
Shares issued to shareholders in
reinvestment of dividends               3,544         35,627
                                    ---------    -----------
Total issued                           32,220        324,741
Shares redeemed                      (153,998)    (1,547,761)
                                    ---------    -----------
Net decrease                         (121,778)   $(1,223,020)
                                    =========    ===========


Florida Limited Maturity Fund

Class B Shares for the Year                         Dollar
Ended July 31, 2000                   Shares        Amount

Shares sold                           107,553    $ 1,047,476
Shares issued to shareholders in
reinvestment of dividends              10,470        101,941
                                    ---------    -----------
Total issued                          118,023      1,149,417
Shares redeemed                      (249,274)    (2,427,180)
                                    ---------    -----------
Net decrease                         (131,251)   $(1,277,763)
                                    =========    ===========


Florida Limited Maturity Fund

Class B Shares for the Year                         Dollar
Ended July 31, 1999                   Shares        Amount

Shares sold                           359,650    $ 3,629,639
Shares issued to shareholders in
reinvestment of dividends              11,689        117,363
                                    ---------    -----------
Total issued                          371,339      3,747,002
Shares redeemed                      (383,122)    (3,862,896)
                                    ---------    -----------
Net decrease                          (11,783)   $  (115,894)
                                    =========    ===========



Florida Limited Maturity Fund

Class C Shares for the Year                         Dollar
Ended July 31, 2000                   Shares        Amount

Shares sold                            46,401    $   447,792
Shares issued to shareholders in
reinvestment of dividends                 135          1,306
                                    ---------    -----------
Total issued                           46,536        449,098
Shares redeemed                       (51,525)      (496,979)
                                    ---------    -----------
Net decrease                           (4,989)   $   (47,881)
                                    =========    ===========


Florida Limited Maturity Fund

Class C Shares for the Year                         Dollar
Ended July 31, 1999                   Shares        Amount

Shares sold                            14,831     $  148,588
Shares issued to shareholders in
reinvestment of dividends                 114          1,132
                                    ---------    -----------
Total issued                           14,945        149,720
Shares redeemed                        (8,565)       (85,527)
                                    ---------    -----------
Net increase                            6,380    $    64,193
                                    =========    ===========


Florida Limited Maturity Fund

Class D Shares for the Year                         Dollar
Ended July 31, 2000                   Shares        Amount

Shares sold                           187,487    $ 1,824,528
Shares issued to shareholders in
reinvestment of dividends               2,345         22,809
                                    ---------    -----------
Total issued                          189,832      1,847,337
Shares redeemed                      (191,161)    (1,854,744)
                                    ---------    -----------
Net decrease                           (1,329)   $    (7,407)
                                    =========    ===========




Merrill Lynch Multi-State Limited Maturity
Municipal Series Trust, July 31, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)



Florida Limited Maturity Fund

Class D Shares for the Year                         Dollar
Ended July 31, 1999                   Shares        Amount

Shares sold                            84,836     $  854,705
Shares issued to shareholders in
reinvestment of dividends               3,256         32,702
                                    ---------    -----------
Total issued                           88,092        887,407
Shares redeemed                      (368,434)    (3,658,985)
                                    ---------    -----------
Net decrease                         (280,342)   $(2,771,578)
                                    =========    ===========



5. Short-Term Borrowings:
On December 3, 1999, the Funds, along with certain other funds managed by FAM and its affiliates, entered into a one-year, unsecured $1,000,000,000 credit agreement with The Bank of New York and other lenders. The funds may borrow money for temporary or emergency purposes to meet shareholder redemptions. Each fund may borrow up to the maximum amount allowable under the fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The funds collectively pay a commitment fee of .09% per annum on the available portion of the facility. Amounts borrowed under the facility bear interest at the Federal Funds rate plus .50%. The Funds did not borrow from the facility during the year ended July 31, 2000.


6. Capital Loss Carryforward:
At July 31, 2000, each Fund of the Trust had an approximate net capital loss carryforward as follows: $232,000 in the California Limited Maturity Fund, all of which expires in 2004; and $620,000 in the Florida Limited Maturity Fund, of which $420,000 expires in 2003 and $200,000 expires in 2004. These amounts will be available to offset like amounts of any future taxable gains.


<AUDIT-REPORT>
INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
Merrill Lynch Multi-State Limited Maturity
Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Merrill Lynch Limited Maturity Municipal Bond Funds for California and Florida of the Merrill Lynch Multi-State Limited Maturity Municipal Series Trust (the "Trust") as of July 31, 2000, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Limited Maturity Municipal Bond Funds for California and Florida of the Merrill Lynch Multi-State Limited Maturity Municipal Series Trust as of July 31, 2000, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
September 8, 2000



IMPORTANT TAX INFORMATION (unaudited)

All of the net investment income distributions paid monthly by Merrill Lynch Multi-State Limited Maturity Municipal Series Trust during its taxable year ended July 31, 2000 qualify as tax-exempt interest dividends for Federal income tax purposes.

Additionally, there were no capital gains distributions made by the California Limited Maturity Fund and the Florida Limited Maturity
Fund during the year.

Please retain this information for your records.



OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Joseph L. May, Trustee
Andre F. Perold, Trustee
Arthur Zeikel, Trustee
Vincent R. Giordano, Senior Vice President
Edward J. Andrews, Vice President
Donald C. Burke, Vice President and Treasurer
Alice A. Pellegrino, Secretary

Custodian
The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10005

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863